Consolidated Statements of Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Revenues	$ 485,763	$ 580,261	$ 525,385
Cost of revenues:
Cost of revenues	160,828	163,786	165,810
Gross profit	324,935	416,475	359,575
Operating expenses:
Product development	124,166	131,032	121,619
Sales and marketing (including transactions with related parties of $1,039, $802 and nil, respectively)	54,303	60,917	56,543
General and administrative	30,116	47,163	50,560
Goodwill impairment and impairment of intangible assets acquired as part of acquisition of a business	16,369	86,882	0
Total operating expenses	224,954	325,994	228,722
Operating profit/(loss)	99,981	90,481	130,853
Interest income (including transactions with related parties of $11,250, $22,162 and $25,155, respectively)	34,409	32,319	21,490
Foreign currency exchange gain/(loss)	1,320	(5,196)	5,108
Interest expense (including transactions with related parties of $3,727, $4,372 and $8,769, respectively)	(10,197)	(4,372)	(4,321)
Other income, net	22,879	9,374	15,523
Income before income tax expense	148,392	122,606	168,653
Income tax expense	64,467	40,767	21,583
Net income	83,925	81,839	147,070
Less: Net income/(loss) attributable to non-controlling interest shareholders	(407)	(26,995)	2,123
Net income attributable to Changyou.com Limited	84,332	108,834	144,947
Net income	83,925	81,839	147,070
Change in foreign currency translation adjustment (net of tax of $nil, $nil, and $nil, respectively)	(60,466)	68,028	(66,321)
Total Other comprehensive income/(loss)	(60,466)	68,028	(66,321)
Comprehensive income	23,459	149,867	80,749
Comprehensive income/(loss) attributable to non-controlling interest shareholders	(407)	(26,995)	2,127
Comprehensive income attributable to Changyou.com Limited	23,866	176,862	78,622
Cost of revenues [Member]
Total share-based compensation expense/(benefit) included in:
Share-based compensation expense	(31)	73	31
Product development [Member]
Total share-based compensation expense/(benefit) included in:
Share-based compensation expense	(2,427)	6,163	2,881
Sales and marketing [Member]
Total share-based compensation expense/(benefit) included in:
Share-based compensation expense	(497)	1,212	572
General and administrative [Member]
Total share-based compensation expense/(benefit) included in:
Share-based compensation expense	(3,506)	9,945	4,918
Ordinary shares [Member]
Operating expenses:
Net income attributable to Changyou.com Limited	$ 84,332	$ 108,834	$ 144,947
Basic net income per share (in US dollars per share)	$ 0.79	$ 1.03	$ 1.39
Diluted net income per share (in US dollars per share)	$ 0.79	$ 1.02	$ 1.36
Weighted average number of shares outstanding, basic (in shares)	106,170	105,188	104,560
Weighted average number of shares outstanding, diluted (in shares)	107,236	106,570	106,278
ADS [Member]
Operating expenses:
Basic net income per share (in US dollars per share)	$ 1.59	$ 2.06	$ 2.78
Diluted net income per share (in US dollars per share)	$ 1.57	$ 2.04	$ 2.72
Weighted average number of shares outstanding, basic (in shares)	53,085	52,594	52,280
Weighted average number of shares outstanding, diluted (in shares)	53,618	53,285	53,139
Online game [Member]
Revenues:
Revenues	$ 389,790	$ 449,533	$ 395,708
Cost of revenues:
Cost of revenues	60,983	62,774	96,171
Online advertising [Member]
Revenues:
Revenues	19,697	25,129	39,409
Cost of revenues:
Cost of revenues	5,204	6,660	10,104
Cinema advertising [Member]
Revenues:
Revenues	70,202	91,419	68,542
Cost of revenues:
Cost of revenues	89,233	84,944	45,959
IVAS [Member]
Revenues:
Revenues	6,074	14,180	21,726
Cost of revenues:
Cost of revenues	$ 5,408	$ 9,408	$ 13,576